Federated Hermes Adjustable Rate Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—83.7%
		Federal Home Loan Mortgage Corporation—26.5%
$ 25,377		REMIC, Series 2380, Class FL, 4.357% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 25,426
46,101		REMIC, Series 2434, Class FA, 4.757% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	46,532
19,017		REMIC, Series 2448, Class FA, 4.757% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	19,197
20,121		REMIC, Series 2452, Class FC, 4.757% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	20,311
55,674		REMIC, Series 2459, Class FP, 4.757% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	56,208
14,489		REMIC, Series 2470, Class EF, 4.757% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	14,624
63,836		REMIC, Series 2475, Class F, 4.757% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	64,430
40,483		REMIC, Series 2475, Class FD, 4.307% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	40,584
40,979		REMIC, Series 2480, Class NF, 4.757% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	41,357
14,267		REMIC, Series 2498, Class AF, 4.757% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	14,400
70,108		REMIC, Series 3085, Class UF, 4.207% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	70,008
143,576		REMIC, Series 3156, Class HF, 4.242% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	143,020
243,774		REMIC, Series 3208, Class FD, 4.157% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	242,888
237,186		REMIC, Series 3208, Class FG, 4.157% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	236,323
55,481		REMIC, Series 3213, Class GF, 4.187% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	55,335
329,166		REMIC, Series 3284, Class AF, 4.067% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	326,905
522,438		REMIC, Series 3314, Class FE, 4.027% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	517,902
366,948		REMIC, Series 3346, Class FT, 4.107% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	365,373
155,153		REMIC, Series 3380, Class FP, 4.107% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	154,435
188,048		REMIC, Series 3550, Class GF, 4.507% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	189,500
219,250		REMIC, Series 3556, Class FA, 4.667% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	221,999
101,437		REMIC, Series 3593, Class CF, 4.357% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	101,451
3,261,653		REMIC, Series 4056, Class FL, 4.207% (30-DAY AVERAGE SOFR +0.564%), 5/15/2042	3,224,973
2,064,382		REMIC, Series 4077, Class HF, 4.157% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,040,340
804,470		REMIC, Series 4242, Class F, 4.157% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	793,725
2,521,459		REMIC, Series 4255, Class KF, 4.207% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	2,497,575
2,605,228		REMIC, Series 4315, Class KF, 4.207% (30-DAY AVERAGE SOFR +0.564%), 8/15/2041	2,578,059
1,163,323		REMIC, Series 4407, Class CF, 4.057% (30-DAY AVERAGE SOFR +0.414%), 6/15/2044	1,150,497
1,116,030		REMIC, Series 4508, Class CF, 4.157% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,107,674
2,638,239		REMIC, Series 4614, Class FG, 4.257% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	2,607,112
2,046,762		REMIC, Series 4619, Class NF, 4.157% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,034,025
2,093,136		REMIC, Series 4661, Class GF, 4.207% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	2,064,595
1,254,090		REMIC, Series 4752, Class PF, 4.057% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,232,932
3,082,641		REMIC, Series 4803, Class FA, 4.057% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,008,986
415,469		REMIC, Series 4829, Class FA, 4.007% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	411,142
912,225		REMIC, Series 4845, Class WF, 4.057% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	904,840
1,498,876		REMIC, Series 4846, Class PF, 4.107% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,476,053
2,859,274		REMIC, Series 4911, Class FB, 4.176% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	2,825,128
781,682		REMIC, Series 4915, Class FG, 4.176% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	771,136
662,087		REMIC, Series 4921, Class FN, 4.176% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	647,525
4,829,617		REMIC, Series 4929, Class FB, 4.176% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	4,765,527
4,189,524		REMIC, Series 4944, Class F, 4.176% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	4,160,698
425,164		REMIC, Series 4959, Class JF, 4.176% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	419,172
5,814,326		REMIC, Series 4983, Class FJ, 4.176% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	5,681,475
3,094,936		REMIC, Series 4988, Class KF, 4.076% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	3,064,114

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 1,832,306		REMIC, Series 4998, Class KF, 3.962% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	$ 1,782,385
4,152,429		REMIC, Series 5269, Class FL, 4.432% (30-DAY AVERAGE SOFR +0.820%), 10/25/2052	4,133,617
8,445,836		REMIC, Series 5296, Class KF, 4.362% (30-DAY AVERAGE SOFR +0.750%), 3/25/2053	8,426,390
5,001,204		REMIC, Series 5338, Class FH, 4.057% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	4,921,481
1,899,361		REMIC, Series 5342, Class FB, 4.176% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	1,859,331
3,802,647		REMIC, Series 5393, Class HF, 4.562% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	3,818,467
737,325		REMIC, Series 5400, Class FA, 4.362% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	734,690
3,798,893		REMIC, Series 5457, Class GF, 4.712% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	3,814,237
5,228,076		REMIC, Series 5466, Class FL, 4.562% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	5,264,129
5,984,393		REMIC, Series 5476, Class FA, 4.712% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	5,998,717
3,165,466		REMIC, Series 5499, Class BF, 4.512% (30-DAY AVERAGE SOFR +0.900%), 2/25/2055	3,156,154
4,856,600		REMIC, Series 5508, Class FM, 4.762% (30-DAY AVERAGE SOFR +1.150%), 2/25/2055	4,903,784
6,433,666		REMIC, Series 5522, Class BF, 4.662% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	6,473,463
6,886,020		REMIC, Series 5633, Class FH, 4.362% (30-DAY AVERAGE SOFR +0.750%), 2/25/2056	6,892,360
		TOTAL	114,614,716
		Federal National Mortgage Association—28.6%
25,366		REMIC, Series 2001-32, Class FA, 4.276% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	25,401
20,221		REMIC, Series 2001-57, Class FA, 4.176% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	20,182
16,232		REMIC, Series 2001-62, Class FC, 4.376% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	16,303
20,889		REMIC, Series 2001-71, Class FS, 4.326% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	20,964
69,256		REMIC, Series 2002-7, Class FG, 4.626% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	69,724
35,827		REMIC, Series 2002-8, Class FA, 4.506% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	36,071
40,640		REMIC, Series 2002-52, Class FG, 4.226% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	40,727
120,456		REMIC, Series 2002-58, Class FG, 4.726% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	121,629
19,574		REMIC, Series 2002-60, Class FH, 4.726% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	19,765
38,958		REMIC, Series 2002-77, Class FA, 4.756% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	39,336
13,950		REMIC, Series 2002-77, Class FG, 4.306% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	13,989
27,982		REMIC, Series 2005-67, Class FM, 4.076% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	27,968
996,270		REMIC, Series 2005-95, Class FH, 4.026% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	990,342
48,342		REMIC, Series 2006-11, Class FB, 4.026% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	48,288
1,384,434		REMIC, Series 2006-42, Class CF, 4.176% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,378,824
706,940		REMIC, Series 2006-50, Class FE, 4.126% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	704,684
246,646		REMIC, Series 2006-65, Class DF, 4.076% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	245,741
97,591		REMIC, Series 2006-76, Class QF, 4.126% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	97,342
605,806		REMIC, Series 2006-81, Class FA, 4.076% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	603,182
322,662		REMIC, Series 2006-85, Class PF, 4.106% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	321,939
287,507		REMIC, Series 2006-103, Class FB, 4.126% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	286,474
573,088		REMIC, Series 2006-123, Class CF, 3.986% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	568,522
747,624		REMIC, Series 2006-W1, Class 2AF1, 3.946% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	741,623
1,111,350		REMIC, Series 2007-15, Class CF, 4.096% (30-DAY AVERAGE SOFR +0.484%), 3/25/2037	1,105,828
48,996		REMIC, Series 2007-20, Class F, 3.986% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	48,718
554,924		REMIC, Series 2007-71, Class WF, 4.176% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	553,559
135,863		REMIC, Series 2007-88, Class FW, 4.276% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	135,162
34,998		REMIC, Series 2007-102, Class FA, 4.296% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	35,089
149,496		REMIC, Series 2008-69, Class FB, 4.726% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	151,724
19,969		REMIC, Series 2008-75, Class DF, 4.976% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	20,434
254,528		REMIC, Series 2009-78, Class UF, 4.496% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	256,665
331,936		REMIC, Series 2009-87, Class FX, 4.476% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	334,288
463,717		REMIC, Series 2009-87, Class HF, 4.576% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	468,421
570,337		REMIC, Series 2009-106, Class FN, 4.476% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	574,100

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 200,856		REMIC, Series 2010-39, Class EF, 4.246% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	$ 200,394
1,332,324		REMIC, Series 2010-68, Class BF, 4.226% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,327,950
557,957		REMIC, Series 2011-4, Class PF, 4.276% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	557,435
1,283,745		REMIC, Series 2011-101, Class FH, 4.226% (30-DAY AVERAGE SOFR +0.614%), 10/25/2041	1,278,640
6,583,480		REMIC, Series 2011-131, Class FT, 4.186% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	6,540,727
246,581		REMIC, Series 2012-65, Class FB, 4.246% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	244,364
685,051		REMIC, Series 2012-122, Class LF, 4.126% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	677,176
1,018,157		REMIC, Series 2012-130, Class DF, 4.126% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,000,535
3,166,241		REMIC, Series 2013-28, Class YF, 4.076% (30-DAY AVERAGE SOFR +0.464%), 7/25/2042	3,140,674
996,935		REMIC, Series 2014-20, Class FB, 4.126% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	991,044
3,767,233		REMIC, Series 2014-38, Class F, 4.126% (30-DAY AVERAGE SOFR +0.514%), 7/25/2044	3,731,099
2,628,039		REMIC, Series 2016-11, Class CF, 4.076% (30-DAY AVERAGE SOFR +0.464%), 3/25/2046	2,600,363
3,292,016		REMIC, Series 2016-25, Class FL, 4.226% (30-DAY AVERAGE SOFR +0.614%), 5/25/2046	3,259,138
554,876		REMIC, Series 2016-32, Class FA, 4.126% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	553,025
2,969,379		REMIC, Series 2016-57, Class FN, 4.176% (30-DAY AVERAGE SOFR +0.564%), 6/25/2046	2,933,575
600,687		REMIC, Series 2016-83, Class FA, 4.226% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	594,946
819,462		REMIC, Series 2017-30, Class FA, 4.076% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	805,930
485,138		REMIC, Series 2017-96, Class FA, 4.126% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	472,813
1,276,729		REMIC, Series 2018-15, Class JF, 4.026% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,244,951
3,165,472		REMIC, Series 2018-57, Class FL, 4.026% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,096,309
1,896,772		REMIC, Series 2018-70, Class HF, 4.076% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	1,857,026
1,796,397		REMIC, Series 2019-5, Class FA, 4.126% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	1,778,952
1,925,125		REMIC, Series 2019-21, Class FB, 4.176% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	1,901,213
3,610,895		REMIC, Series 2019-25, Class PF, 4.176% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	3,568,667
1,298,132		REMIC, Series 2019-33, Class FB, 4.176% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,283,100
2,880,282		REMIC, Series 2019-34, Class FC, 4.126% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	2,850,501
717,179		REMIC, Series 2019-35, Class EF, 4.176% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	708,210
2,919,365		REMIC, Series 2019-35, Class FA, 4.126% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	2,886,716
310,111		REMIC, Series 2019-41, Class FC, 4.176% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	304,696
661,903		REMIC, Series 2019-42, Class LF, 4.076% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	661,757
8,640,426		REMIC, Series 2019-43, Class FD, 4.126% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	8,517,628
1,199,307		REMIC, Series 2019-59, Class F, 4.189% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,178,139
8,813,132		REMIC, Series 2019-60, Class F, 4.176% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	8,701,425
5,678,459		REMIC, Series 2020-27, Class FD, 4.176% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	5,591,380
1,099,410		REMIC, Series 2020-29, Class FC, 4.568% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,110,214
1,406,030		REMIC, Series 2020-34, Class FA, 4.176% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,384,890
3,890,995		REMIC, Series 2020-37, Class FD, 4.126% (30-DAY AVERAGE SOFR +0.514%), 6/25/2050	3,869,676
1,856,640		REMIC, Series 2023-42, Class FA, 4.026% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	1,823,889
890,789		REMIC, Series 2024-13, Class FA, 4.612% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	891,686
631,849		REMIC, Series 2024-25, Class FA, 4.712% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	633,351
5,701,491		REMIC, Series 2024-40, Class FA, 4.762% (30-DAY AVERAGE SOFR +1.150%), 3/25/2054	5,723,951
5,204,068		REMIC, Series 2024-82, Class CF, 4.962% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	5,241,192
3,224,966		REMIC, Series 2024-82, Class FH, 4.762% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	3,235,887
2,742,153		REMIC, Series 2024-103, Class FC, 4.762% (30-DAY AVERAGE SOFR +1.150%), 1/25/2055	2,756,627
5,657,419		REMIC, Series 2025-7, Class FD, 4.612% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	5,657,409
4,106,573		REMIC, Series 2025-13, Class FA, 4.912% (30-DAY AVERAGE SOFR +1.300%), 3/25/2055	4,142,669
		TOTAL	123,634,947
		Government National Mortgage Association—28.6%
1,817,201		REMIC, Series 2010-115, Class FP, 4.317% (CME Term SOFR 1 Month +0.714%), 9/20/2040	1,815,984
221,264		REMIC, Series 2012-42, Class HF, 4.087% (CME Term SOFR 1 Month +0.484%), 3/20/2042	219,515

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 957,148		REMIC, Series 2014-2, Class BF, 4.067% (CME Term SOFR 1 Month +0.464%), 1/20/2044	$ 953,758
1,532,333		REMIC, Series 2015-119, Class FN, 3.967% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,504,115
1,779,695		REMIC, Series 2022-175, Class FA, 4.525% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	1,779,341
5,421,996		REMIC, Series 2022-197, Class JF, 4.325% (30-DAY AVERAGE SOFR +0.700%), 11/20/2052	5,408,531
244,006		REMIC, Series 2022-213, Class FB, 4.175% (30-DAY AVERAGE SOFR +0.550%), 12/20/2052	243,137
3,481,776		REMIC, Series 2023-4, Class FG, 4.375% (30-DAY AVERAGE SOFR +0.750%), 1/20/2053	3,488,917
3,092,322		REMIC, Series 2023-35, Class FH, 4.175% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	3,065,293
1,811,918		REMIC, Series 2023-66, Class DF, 4.475% (30-DAY AVERAGE SOFR +0.850%), 5/20/2053	1,820,855
3,486,813		REMIC, Series 2023-112, Class AF, 4.675% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	3,505,500
844,190		REMIC, Series 2023-117, Class F, 4.575% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	847,639
6,761,258		REMIC, Series 2024-30, Class UF, 4.625% (30-DAY AVERAGE SOFR +1.000%), 2/20/2054	6,801,817
12,937,340		REMIC, Series 2024-64, Class FM, 4.675% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	13,004,649
5,272,298		REMIC, Series 2024-71, Class AF, 4.625% (30-DAY AVERAGE SOFR +1.000%), 4/20/2054	5,272,304
3,096,341		REMIC, Series 2025-28, Class FM, 4.625% (30-DAY AVERAGE SOFR +1.000%), 2/20/2055	3,126,521
19,510,847		REMIC, Series 2025-188, Class CF, 4.375% (30-DAY AVERAGE SOFR +0.750%), 11/20/2055	19,510,792
9,649,811		REMIC, Series 2025-190, Class DF, 4.425% (30-DAY AVERAGE SOFR +0.800%), 11/20/2055	9,716,681
2,256,950		REMIC, Series 2025-204, Class FH, 4.575% (30-DAY AVERAGE SOFR +0.950%), 12/20/2055	2,264,749
7,413,160		REMIC, Series 2026-3, Class FB, 4.385% (30-DAY AVERAGE SOFR +0.760%), 1/20/2056	7,435,031
4,908,444		REMIC, Series 2026-10, Class MF, 4.325% (30-DAY AVERAGE SOFR +0.700%), 1/20/2056	4,906,908
5,933,126		REMIC, Series 2026-25, Class FN, 4.365% (30-DAY AVERAGE SOFR +0.740%), 2/20/2056	5,895,918
14,968,318		REMIC, Series 2026-45, Class FM, 4.375% (30-DAY AVERAGE SOFR +0.750%), 3/20/2056	14,968,276
6,459,603		REMIC, Series 2026-50, Class FM, 4.425% (30-DAY AVERAGE SOFR +0.800%), 3/20/2056	6,470,379
		TOTAL	124,026,610
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $361,778,220)	362,276,273
		MORTGAGE-BACKED SECURITIES—6.8%
		Federal Home Loan Mortgage Corporation—3.7%
1,202,548		5.000%, 4/1/2053	1,188,667
2,964,778		5.500%, 8/1/2053	2,994,230
1,577,587		5.500%, 6/1/2054	1,590,300
6,338,848		5.500%, 12/1/2054	6,387,159
1,719,843		5.500%, 8/1/2055	1,729,940
2,174,106		5.500%, 12/1/2055	2,186,531
		TOTAL	16,076,827
		Federal National Mortgage Association—3.0%
853,424		4.000%, 11/1/2052	802,572
402,566		4.000%, 4/1/2053	378,705
1,829,586		4.500%, 5/1/2040	1,811,350
2,844,719		5.000%, 8/1/2055	2,802,904
1,928,979		5.500%, 5/1/2053	1,945,881
1,146,092		5.500%, 1/1/2054	1,157,119
1,182,154		5.500%, 4/1/2054	1,191,865
2,500,967		5.500%, 12/1/2054	2,517,995
621,876		6.000%, 10/1/2053	635,745
		TOTAL	13,244,136
		Government National Mortgage Association—0.1%
335,825		5.500%, 8/20/2053	340,705
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,472,948)	29,661,668

Principal Amount or Shares			Value
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Federal Home Loan Mortgage Corporation—3.4%
$ 454,375		FHLMC REMIC, Series KF90, Class AS, 4.029% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	$ 452,137
1,317,246		FHLMC REMIC, Series KF94, Class AL, 4.063% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,313,503
1,448,917		FHLMC REMIC, Series KF148, Class AS, 4.489% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,460,129
1,366,426		FHLMC REMIC, Series KF149, Class AS, 4.289% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,367,706
1,374,105		FHLMC REMIC, Series KF154, Class AS, 4.329% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,375,711
1,135,054		FHLMC REMIC, Series KF155, Class AS, 4.319% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,136,035
2,131,841		FHLMC REMIC, Series KF157, Class AS, 4.309% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,146,253
1,500,000		FHLMC REMIC, Series KF165, Class AS, 4.209% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	1,498,676
3,830,000		FHLMC REMIC, Series KF169, Class AS, 4.209% (30-DAY AVERAGE SOFR +0.560%), 11/25/2035	3,827,728
		TOTAL	14,577,878
		Federal National Mortgage Association—0.0%
33,316		FNMA REMIC, Series 2020-M5, Class FA, 4.223% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	33,231
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,591,233)	14,611,109
		U.S. TREASURY—1.6%
		U.S. Treasury Notes—1.6%
7,000,000		3.875%, 5/31/2027 (IDENTIFIED COST $7,002,008)	6,996,992
	[1]	ADJUSTABLE RATE MORTGAGES—0.8%
		Federal Home Loan Mortgage Corporation ARM—0.1%
55,845		5.575%, 7/1/2038	56,917
411,003		6.632%, 5/1/2035	422,455
		TOTAL	479,372
		Federal National Mortgage Association ARM—0.7%
157,801		5.495%, 9/1/2033	160,507
28,760		5.517%, 5/1/2035	29,434
73,342		5.565%, 8/1/2034	74,936
127,201		5.623%, 12/1/2034	130,827
29,697		5.702%, 11/1/2035	30,249
15,712		5.758%, 4/1/2034	16,092
11,958		5.775%, 2/1/2036	12,235
47,345		5.840%, 12/1/2033	48,747
220,057		5.840%, 5/1/2039	225,336
138,151		5.844%, 6/1/2034	141,445
49,929		5.847%, 7/1/2035	51,445
92,822		5.962%, 12/1/2034	95,334
208,921		5.965%, 10/1/2034	212,600
158,572		5.979%, 7/1/2035	162,826
116,591		6.005%, 1/1/2035	119,224
72,649		6.047%, 10/1/2035	74,912
207,005		6.057%, 1/1/2035	213,225
92,303		6.065%, 10/1/2037	94,566
132,918		6.070%, 2/1/2042	138,840
22,098		6.105%, 5/1/2038	22,654
152,028		6.164%, 1/1/2040	158,695
194,675		6.210%, 11/1/2039	203,251
52,926		6.215%, 6/1/2033	54,377
46,513		6.315%, 5/1/2035	47,753
120,122		6.363%, 7/1/2035	123,762
150,900		6.392%, 7/1/2035	155,517

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 83,818		6.398%, 10/1/2035	$ 86,612
		TOTAL	2,885,401
		Government National Mortgage Association—0.0%
4,691		5.000%, 1/20/2030	4,718
5,777		5.125%, 10/20/2029	5,813
1,241		5.625%, 5/20/2029	1,248
		TOTAL	11,779
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,370,456)	3,376,552
		INVESTMENT COMPANY—8.9%
38,586,860		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[2] (IDENTIFIED COST $38,586,860)	38,586,860
		TOTAL INVESTMENT IN SECURITIES—105.2% (IDENTIFIED COST $454,801,725)	455,509,454
		OTHER ASSETS AND LIABILITIES - NET—(5.2)%[3]	(22,656,222)
		NET ASSETS—100%	$432,853,232
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2025	$15,512,813
Purchases at Cost	$197,038,942
Proceeds from Sales	$(173,964,895)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$38,586,860
Shares Held as of 5/31/2026	38,586,860
Dividend Income	$301,836

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$362,276,273	$—	$362,276,273
Mortgage-Backed Securities	—	29,661,668	—	29,661,668
Commercial Mortgage-Backed Securities	—	14,611,109	—	14,611,109
U.S. Treasury	—	6,996,992	—	6,996,992
Adjustable Rate Mortgages	—	3,376,552	—	3,376,552
Investment Company	38,586,860	—	—	38,586,860
TOTAL SECURITIES	$38,586,860	$416,922,594	$—	$455,509,454

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate